Commitments and Contingencies Contractual Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Future Lease Payments
The Company entered into a ground lease agreement related to the acquisition of a Walgreens Pharmacy. The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter under this arrangement (amounts in thousands):

Future Minimum Base Rent Payments
2013	$160
2014	160
2015	160
2016	160
2017	160
Thereafter	600
Total	$1,400